Annual Fund Operating Expenses - TCG Max Money Market Fund	Total
TCG Max Money Market Fund Institutional Shares
Operating Expenses Abstract
Management Fee	0.50%
Distribution (12b-1) Fees	none	[1]
Shareholder Servicing Fee	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.64%
Fee Waiver and/or Expense Reimbursement	(0.34%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.30%
Service Shares
Operating Expenses Abstract
Management Fee	0.50%
Distribution (12b-1) Fees	none	[1]
Shareholder Servicing Fee	0.05%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.69%
Fee Waiver and/or Expense Reimbursement	(0.39%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.30%
Investor A Shares
Operating Expenses Abstract
Management Fee	0.50%
Distribution (12b-1) Fees	none	[1]
Shareholder Servicing Fee	0.10%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.74%
Fee Waiver and/or Expense Reimbursement	(0.44%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.30%
Investor B Shares
Operating Expenses Abstract
Management Fee	0.50%
Distribution (12b-1) Fees	none	[1]
Shareholder Servicing Fee	0.15%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.79%
Fee Waiver and/or Expense Reimbursement	(0.49%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.30%
Investor C Shares
Operating Expenses Abstract
Management Fee	0.50%
Distribution (12b-1) Fees	none	[1]
Shareholder Servicing Fee	0.20%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.84%
Fee Waiver and/or Expense Reimbursement	(0.54%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.30%

[1]	The Fund has adopted a Rule 12b-1 Plan for each of its share classes that allows the Fund to pay an annual fee of up to 0.25% to financial institutions that provide distribution and/or shareholder servicing. The Plan will not be activated through October 31, 2016.
[2]	As described in the "Management of the Funds" section of the Fund's prospectus on pages 13 through 15, Catalyst has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding any front-end or contingent deferred loads, any Rule 12b-1 fees, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 0.30% for all share classes until October 31, 2017 (the "contractual expense limitation agreement"). The Fund may have to repay some of these waivers and/or reimbursements to Catalyst in the following three (3) years provided that the current year's expense ratio is less than the prior year contractual expense cap that was in place when such prior year expenses were waived. The contractual expense limitation agreement may be terminated by a majority of the non-interested Trustees upon sixty (60) days' written notice to the Advisor and will terminate automatically upon the termination of the Management Services Agreement. The Advisor may not terminate this agreement without the consent of the Board of Trustees of the Trust, which consent will not be unreasonably withheld.